Segment Information Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Document Fiscal Year Focus	2016
Depreciation, Depletion and Amortization	$ 135,909	$ 129,382	$ 110,823
North America [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	116,865	108,973	83,106
International [Member]
Segment Reporting Information [Line Items]
Depreciation, Depletion and Amortization	$ 19,044	$ 20,409	$ 27,717